Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	December 31, 2013	December 31, 2012

2012 Credit Agreement	$2,707,145	$2,659,340
Senior Notes	4,824,753	4,743,442
Euro Notes	46,545	51,951
European Investment Bank Agreements	193,074	324,334
Accounts receivable facility	351,250	162,000
Capital lease obligations	24,264	15,618
Other	111,259	163,802
Long-term debt and capital lease obligations	8,258,290	8,120,487
Less current maturities	(511,370)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,746,920	7,785,740
Long-term debt from related parties	-	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,746,920	$7,841,914

2006 Senior Credit Agreement Table

	Maximum Amount Available December 31, 2013		Balance Outstanding December 31, 2013

Revolving Credit USD	$600,000	$600,000	$138,190	$138,190
Revolving Credit EUR	€500,000	$689,550	€50,000	$68,955
Term Loan A	$2,500,000	$2,500,000	$2,500,000	$2,500,000
		$3,789,550		$2,707,145

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340

Schedule of senior notes
Issuer/Transaction	Face Amount	Maturity	Coupon	Book value
FMC Finance VI S.A. 2010	€250,000	July 15, 2016	5.50%	$342,944
FMC Finance VIII S.A. 2011(1)	€100,000	October 15, 2016	3.73%	$137,910
FMC US Finance, Inc. 2007	$500,000	July 15, 2017	6 7/8%	$496,894
FMC Finance VIII S.A. 2011	€400,000	September 15, 2018	6.50%	$546,531
FMC US Finance II, Inc. 2011	$400,000	September 15, 2018	6.50%	$396,297
FMC US Finance II, Inc. 2012	$800,000	July 31, 2019	5.625%	$800,000
FMC Finance VIII S.A. 2012	€250,000	July 31, 2019	5.25%	$344,775
FMC US Finance, Inc. 2011	$650,000	February 15, 2021	5.75%	$645,672
FMC Finance VII S.A. 2011	€300,000	February 15, 2021	5.25%	$413,730
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	$700,000
				$4,824,753

(1) This note carries a variable interest rate which was 3.73% at December 31, 2013.

Schedule of European Investment Bank Arrangement
		Balance outstanding
		December 31,
	Maturity	2013	2012
Revolving Credit	2013	$-	$90,812
Loan 2005	2013	-	48,806
Loan 2006	2014	124,119	118,746
Loan 2009	2014	68,955	65,970
		$193,074	$324,334

Long-term debt by maturity
2014	$511,370
2015	233,589
2016	1,038,599
2017	2,613,096
2018	953,423
Thereafter	2,926,290
$8,276,367